UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS – 31.0%
FFCB
1.866%, VAR ICE LIBOR USD 1 Month+-0.030%, 08/13/2018	$40,075	$40,075
1.343%, VAR ICE LIBOR USD 1 Month+0.105%, 09/06/2018	69,315	69,314
1.000%, 01/07/2019	15,785	15,653
FHLB
1.754%, VAR ICE LIBOR USD 1 Month+-0.140%, 05/18/2018	56,905	56,905
1.846%, VAR ICE LIBOR USD 3 Month+-0.160%, 05/30/2018	62,670	62,670
1.743%, VAR ICE LIBOR USD 1 Month+-0.135%, 06/05/2018	47,000	47,000
1.738%, VAR ICE LIBOR USD 1 Month+-0.140%, 07/05/2018	74,525	74,525
1.855%, VAR ICE LIBOR USD 1 Month+-0.040%, 07/09/2018	78,000	78,000
1.752%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/15/2018	28,960	28,960
1.753%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/22/2018	57,925	57,925
1.772%, VAR ICE LIBOR USD 1 Month+-0.115%, 10/03/2018	57,000	57,000
1.760%, VAR ICE LIBOR USD 1 Month+-0.140%, 10/26/2018	28,500	28,500
1.807%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/01/2018	110,000	110,000
1.787%, VAR ICE LIBOR USD 1 Month+-0.100%, 11/02/2018	19,500	19,500
1.805%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	120,000	120,000
1.767%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	75,000	75,000
1.821%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018	44,735	44,730
1.747%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	38,935	38,911
1.807%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	65,345	65,345
1.803%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	135,000	135,000
1.782%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	42,730	42,730
1.911%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	23,955	23,948
2.042%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019	55,365	55,365
1.817%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/11/2019	93,315	93,315
1.820%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	51,990	51,990

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.038%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	$29,005	$29,005
1.856%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	41,910	41,910
FHLB DN (A)
2.020%, 10/22/2014	6,945	6,878
1.469%, 05/01/2018	81,370	81,370
1.695%, 05/02/2018	125,000	124,994
1.536%, 05/07/2018	14,095	14,091
1.729%, 05/09/2018	78,325	78,295
1.699%, 06/13/2018	30,290	30,229
1.794%, 07/18/2018	14,465	14,409
1.843%, 07/20/2018	100,000	99,592
1.644%, 08/01/2018	46,515	46,321
1.937%, 08/29/2018	14,415	14,323
1.923%, 09/19/2018	25,505	25,315
2.020%, 10/24/2018	2,770	2,743
FNMA
0.875%, 05/21/2018	46,870	46,861

Total U.S. Government Agency Obligations (Cost $2,148,697) ($ Thousands)		2,148,697

U.S. TREASURY OBLIGATIONS – 29.5%
U.S. Treasury Bills (A)
1.543%, 05/03/2018	157,130	157,117
1.445%, 05/31/2018	34,100	34,059
1.466%, 06/07/2018	114,320	114,150
1.461%, 06/14/2018	16,360	16,331
1.496%, 06/21/2018	5,340	5,329
1.542%, 06/28/2018	291,785	291,066
1.588%, 07/12/2018	150,000	149,527
1.611%, 07/19/2018	223,175	222,392
1.639%, 08/02/2018	134,280	133,716
1.699%, 08/09/2018	149,175	148,477
1.790%, 08/16/2018	236,325	235,079
1.837%, 08/23/2018	33,850	33,655
1.889%, 09/13/2018	187,575	186,259
1.913%, 09/27/2018	50,000	49,608
1.924%, 10/04/2018	125,000	123,968
2.001%, 10/25/2018	86,875	86,027
U.S. Treasury Notes
1.375%, 07/31/2018	33,750	33,745
0.875%, 10/15/2018	12,615	12,568
1.375%, 11/30/2018	10,285	10,263

Total U.S. Treasury Obligations (Cost $2,043,336) ($ Thousands)		2,043,336

SEI Daily Income Trust / Quarterly Report / April 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) – 42.3%
Bank of Tokyo
1.690%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $390,018,308 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $39,218,900, 0.000% - 8.750%, 9/30/2018 - 5/15/2046; with total market value $436,560,081)	$390,000	$390,000
Citigroup Global
1.730%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $9,000,433 (collateralized by U.S. Treasury obligations, par value $9,385,100, 2.000%, 2/15/2022; with total market value $9,180,049)	9,000	9,000
Citigroup Global
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $38,001,805 (collateralized by various U.S. Treasury obligations, ranging in par value $100 -$39,218,900, 0.000% - 8.750%, 9/30/2018 - 5/15/2046; with total market value $436,560,081)	38,000	38,000
Credit Suisse
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $426,020,235 (collateralized by various U.S. Treasury obligations, ranging in par value $2,174,994 - $324,005,000, 1.250% - 3.875%, 11/15/2037 - 2/15/2040; with total market value $434,521,814)	426,000	426,000
Goldman Sachs
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $345,016,388 (collateralized by FFCB, FNMA,FHLMC, FHLB, TVA and U.S. Treasury obligation, ranging in par value $512,000 -205,896,000, 1.1250% - 6.750%, 04/15/2019 - 08/15/2046; with total market value $351,900,069)	345,000	345,000
Goldman Sachs
1.700%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $95,004,486 (collateralized by various U.S. Treasury obligations, ranging in par value $400 - $92,082,000, 0.000% - 0.125%, 5/24/2018 - 1/15/2023; with total market value $ 96,900,010)	95,000	95,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
JP Morgan
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $400,019,000 (collateralized by various U.S. Treasury obligations, ranging in par value $13,800 - $137,000,000, 0.000%, 11/15/2018 - 11/15/2047; with total market value $408,002,081)	$400,000	$400,000
Merrill Lynch
1.740%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $250,012,083 (collateralized by various U.S. Treasury, FHLMC, GNMA obligations, ranging in par value $37,219,115 - $98,443,004, 3.500% - 4.000%, 9/1/2042 - 3/20/2047; with total market value $257,454,208)	250,000	250,000
Mizuho Securities
1.740%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $25,001,208 (collateralized by U.S. Treasury obligations, ranging in par value $79,000 - 13,330,200, 0.000% - 1.500%, 5/17/2018 -1/31/2019; with total market value $ 25,500,010)	25,000	25,000
Natixis S.A.
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $65,003,106 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $61,777,263, 0.375% - 8.750%, 7/15/2018 - 1/1/2048; with total market value $66,895,989)	65,000	65,000
Natixis S.A.
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $25,001,188 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $19,675,800, 0.000% - 2.7500%, 10/18/2018 - 11/15/2044; with total market value $25,500,024)	25,000	25,000
TD Securities
1.740%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $250,012,083 (collateralized by various FNMA and GNMA obligations, ranging in par value $ 5,330, 177 - $193,000,000, 3.500% - 4.000%, 9/1/2042 - 3/20/2047; with total market value $257,454,208)	250,000	250,000

2	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
TD Securities
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $425,020,306 (collateralized by various U.S. Treasury obligations, ranging in par value $32,284,100 -168,614,500 1.625% - 4.750, 8/31/2019 - 2/15/2041; with total market value $433,500,093)	$425,000	$425,000
The Bank of Nova Scotia
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $10,000,475 (collateralized by various U.S. Treasury obligations, ranging in par value $25,500 - $4,213,900, 2.000% - 1.250%, 4/30/2019 - 7/31/2023; with total market value $5,100,291)	10,000	10,000
Wells Fargo
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $175,008,361 (collateralized by various U.S. Treasury obligations, ranging in par value $451,500 - $117,072,700, 1.375% - 2.375%, 9/30/2020 - 11/15/2027; with total market value $178,500,044)	175,000	175,000

Total Repurchase Agreements (Cost $2,928,000) ($ Thousands)		2,928,000

Total Investments – 102.8% (Cost $7,120,033) ($ Thousands)		$7,120,033

Percentages are based on a Net Assets of $6,924,889 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TVA — Tennessee Valley Authority

USD — United States Dollar

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Government II Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 53.8%
U.S. Treasury Bills (A)
1.654%, 05/03/2018	$238,330	$238,308
1.622%, 05/10/2018	50,000	49,980
1.682%, 05/24/2018	100,000	99,893
1.445%, 05/31/2018	13,595	13,579
1.461%, 06/07/2018	32,860	32,811
1.496%, 06/21/2018	1,460	1,457
1.542%, 06/28/2018	109,470	109,200
1.588%, 07/12/2018	45,000	44,858
1.611%, 07/19/2018	67,800	67,562
1.747%, 08/02/2018	95,000	94,579
1.703%, 08/09/2018	38,570	38,389
1.837%, 08/23/2018	27,075	26,919
1.887%, 09/13/2018	57,025	56,625
1.913%, 09/27/2018	45,000	44,647
1.924%, 10/04/2018	40,000	39,670
2.006%, 10/25/2018	21,605	21,394

Total U.S. Treasury Obligations (Cost $979,871) ($ Thousands)		979,871

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.9%
FFCB
1.257%, VAR ICE LIBOR USD 1 Month+0.020%, 05/17/2018	5,260	5,260
1.209%, VAR ICE LIBOR USD 1 Month+-0.030%, 08/13/2018	9,925	9,925
1.000%, 01/07/2019	4,215	4,180
1.810%, VAR ICE LIBOR USD 1 Month+-0.085%, 05/07/2019	29,000	28,999
FFCB DN (A)
1.250%, 05/25/2018	19,070	19,054
1.261%, 06/06/2018	4,865	4,859
1.294%, 07/13/2018	12,375	12,343
FHLB
1.754%, VAR ICE LIBOR USD 1 Month+-0.140%, 05/18/2018	30,000	30,000
1.742%, VAR ICE LIBOR USD 1 Month+-0.155%, 05/25/2018	15,000	15,000
1.156%, VAR ICE LIBOR USD 3 Month+-0.160%, 05/30/2018	14,080	14,080
1.743%, VAR ICE LIBOR USD 1 Month+-0.135%, 06/05/2018	13,000	13,000
1.198%, VAR ICE LIBOR USD 1 Month+-0.040%, 07/09/2018	19,000	19,000
1.750%, VAR ICE LIBOR USD 1 Month+-0.150%, 07/27/2018	15,445	15,445
1.740%, VAR ICE LIBOR USD 1 Month+-0.160%, 07/27/2018	20,000	20,000
1.747%, VAR ICE LIBOR USD 1 Month+-0.160%, 08/01/2018	5,545	5,545

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.752%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/15/2018	$7,220	$7,220
1.753%, VAR ICE LIBOR USD 1 Month+-0.145%, 08/22/2018	14,445	14,445
1.772%, VAR ICE LIBOR USD 1 Month+-0.115%, 10/03/2018	15,500	15,500
1.760%, VAR ICE LIBOR USD 1 Month+-0.140%, 10/26/2018	7,500	7,500
1.805%, VAR ICE LIBOR USD 1 Month+-0.090%, 11/08/2018	29,060	29,060
1.767%, VAR ICE LIBOR USD 1 Month+-0.130%, 11/15/2018	15,000	15,000
1.821%, VAR ICE LIBOR USD 1 Month+-0.078%, 12/21/2018	12,485	12,484
1.803%, VAR ICE LIBOR USD 1 Month+-0.095%, 12/21/2018	17,000	17,000
1.747%, VAR ICE LIBOR USD 1 Month+-0.140%, 01/02/2019	11,065	11,058
1.807%, VAR ICE LIBOR USD 1 Month+-0.090%, 01/25/2019	15,470	15,470
1.771%, VAR ICE LIBOR USD 1 Month+-0.130%, 01/28/2019	10,580	10,580
1.803%, VAR ICE LIBOR USD 1 Month+-0.080%, 02/04/2019	15,000	15,000
1.782%, VAR ICE LIBOR USD 1 Month+-0.115%, 02/25/2019	11,135	11,135
1.911%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/12/2019	6,510	6,508
2.042%, VAR ICE LIBOR USD 3 Month+-0.160%, 06/20/2019	14,615	14,615
1.818%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/22/2019	8,130	8,129
1.820%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	14,270	14,270
2.038%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	8,040	8,040
1.856%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	10,850	10,850
FHLB DN (A)
1.536%, 05/07/2018	4,020	4,019
2.020%, 10/19/2018	20,580	20,385
2.020%, 10/22/2018	16,435	16,276
1.466%, 05/01/2018	17,635	17,635
1.695%, 05/02/2018	140,000	139,993
1.668%, 05/09/2018	60,140	60,118
1.617%, 05/16/2018	24,965	24,948
1.702%, 05/23/2018	50,000	49,948
1.699%, 06/13/2018	8,105	8,089
1.748%, 06/20/2018	8,840	8,819
1.794%, 07/18/2018	3,980	3,965
1.843%, 07/20/2018	10,190	10,148
1.644%, 08/01/2018	38,200	38,041

4	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Government II Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.664%, 08/08/2018	$16,045	$15,972
1.937%, 08/29/2018	4,150	4,123
1.923%, 09/19/2018	7,040	6,987
2.020%, 10/24/2018	715	708

Total U.S. Government Agency Obligations (Cost $890,728) ($ Thousands)		890,728

Total Investments — 102.7% (Cost $1,870,599) ($ Thousands)		$1,870,599

Percentages are based on a Net Assets of $1,820,560 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.

DN— Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Treasury Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS – 56.9%
U.S. Treasury Bills (A)
1.561%, 05/03/2018	$5,620	$5,620
1.460%, 05/10/2018	4,195	4,193
1.359%, 05/17/2018	115	115
1.682%, 05/24/2018	8,000	7,991
1.446%, 05/31/2018	1,180	1,179
1.461%, 06/07/2018	1,750	1,747
1.542%, 06/28/2018	2,510	2,504
1.588%, 07/12/2018	3,000	2,991
1.448%, 07/19/2018	6,760	6,739
1.639%, 08/02/2018	3,000	2,987
1.703%, 08/09/2018	2,195	2,185
1.837%, 08/23/2018	1,190	1,183
1.842%, 09/13/2018	3,000	2,979
1.903%, 09/20/2018	3,000	2,978
1.913%, 09/27/2018	4,000	3,969
1.924%, 10/04/2018	3,000	2,975
1.898%, 10/11/2018	1,685	1,671
2.006%, 10/25/2018	1,500	1,485
U.S. Treasury Notes
1.375%, 07/31/2018	465	465
0.875%, 10/15/2018	160	159
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 10/31/2018	2,830	2,830
1.375%, 11/30/2018	120	120
1.203%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	1,735	1,735
1.892%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	2,000	2,000
1.844%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	4,415	4,413

Total U.S. Treasury Obligations (Cost $67,213) ($ Thousands)		67,213

REPURCHASE AGREEMENTS(B) – 41.4%
Bank of Tokyo
1.690%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $4,000,188 (collateralized by various U.S. Treasury obligations, ranging in par value $2,050,400 - 2,053,400, 2.375% - 3.000%, 10/11/2018 - 11/15/2044; with total market value $4,080,098)	4,000	4,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
Bank of Montreal

1.700%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,236 (collateralized by various U.S. Treasury obligations, ranging in par value $434,600 - 3,826,700, 1.750% - 2.000%, 10/31/2022 - 6/30/2024; with total market value $ 5,100,019)

	$ 5,000	$ 5,000
BNP Paribas
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,238 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $4,513,500, 0.125% - 2.625%, 8/15/2020 - 1/15/2023; with total market value $5,100,047)	5,000	5,000
Citigroup Global
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,238 (collateralized by U.S. Treasury obligation, par value $5,146,600, 0.000%, 10/11/2018; with total market value $5,100,044)	5,000	5,000
Credit Suisse
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $4,000,190 (collateralized by U.S. Treasury obligation, par value $4,110,000, 2.125%,8/31/2020; with total market value $ 4,084,816)	4,000	4,000
Goldman Sachs
1.700%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,236 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $5,483,300, 0.000% - 1.375%, 5/15/2021 - 2/15/2044; with total market value $5,100,002)	5,000	5,000
Merrill Lynch
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,239 (collateralized by U.S. Treasury obligation, par value $5,717,900, 2.500%, 2/15/2045; with total market value $5,100,084)	5,000	5,000

6	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Treasury Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(B) (continued)
Natixis S.A.
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $3,000,143 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $3,083,000, 2.000% - 8.7570%, 5/15/2020 -11/15/2044; with total market value $3,060,021)	$3,000	$3,000
TD Securities
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $4,000,191 (collateralized by U.S. Treasury obligation, par value $4,286,500, 2.000%, 4/30/2024; with total market value $4,080,062)	4,000	4,000
The Bank of Nova Scotia
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,000,238 (collateralized by various U.S. Treasury obligations, ranging in par value $25,500 - $4,213,900, 1.250% - 2.000%, 4/30/2019 - 7/31/2023; with total market value $ 5,100,291)	5,000	5,000
Wells Fargo
1.720%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $4,000,191 (collateralized by U.S. Treasury obligation, par value $4,191,900, 1.375%, 9/30/2020; with total market value $4,080,039)	4,000	4,000

Total Repurchase Agreements (Cost $49,000) ($ Thousands)		49,000

Total Investments – 98.3% (Cost $116,213) ($ Thousands)		$116,213

Percentages are based on a Net Assets of $118,213 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

VAR – Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Treasury II Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS – 100.0%
U.S. Treasury Bills (A)
1.573%, 05/03/2018	$112,920	$112,910
1.581%, 05/10/2018	90,180	90,144
1.636%, 05/17/2018	63,695	63,649
1.678%, 05/24/2018	80,000	79,914
1.446%, 05/31/2018	2,770	2,767
1.461%, 06/07/2018	6,250	6,241
1.461%, 06/14/2018	4,360	4,352
1.461%, 06/21/2018	430	429
1.542%, 06/28/2018	30,225	30,150
1.588%, 07/12/2018	15,000	14,953
1.569%, 07/19/2018	20,820	20,749
1.832%, 07/26/2018	11,050	11,002
1.639%, 08/02/2018	12,000	11,950
1.703%, 08/09/2018	10,580	10,530
1.837%, 08/23/2018	11,245	11,180
1.873%, 09/13/2018	15,000	14,896
1.903%, 09/20/2018	17,000	16,874
1.913%, 09/27/2018	12,000	11,906
1.924%, 10/04/2018	15,000	14,876
1.898%, 10/11/2018	7,565	7,501
2.006%, 10/25/2018	6,805	6,738
U.S. Treasury Notes
1.375%, 07/31/2018	5,280	5,280
0.875%, 10/15/2018	990	986
1.278%, VAR US Treasury 3 Month Bill Money Market Yield+0.170%, 10/31/2018	11,940	11,940
1.375%, 11/30/2018	820	818
1.248%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 01/31/2019	2,000	2,002
1.203%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/2019	6,510	6,510
1.892%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	12,000	12,002
1.844%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	20,895	20,883

Total U.S. Treasury Obligations (Cost $604,132) ($ Thousands)		604,132

Total Investments – 100.0% (Cost $604,132) ($ Thousands)		$604,132

Percentages are based on a Net Assets of $604,250

($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

VAR — Variable Rate

As of April 30, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 43.3%
Consumer Discretionary — 0.5%
AutoZone
1.625%, 04/21/2019	$ 465	$ 460
Discovery Communications LLC
2.200%, 09/20/2019	150	148
2.036%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	490	493
Nissan Motor Acceptance MTN
2.685%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	501

		1,602

Consumer Staples — 3.2%
Anheuser-Busch InBev Worldwide
2.001%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	900	902
BAT Capital
2.423%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	1,600	1,608
Constellation Brands
2.000%, 11/07/2019	525	517
Kraft Heinz Foods
2.631%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	400	403
Kroger MTN
1.500%, 09/30/2019	800	784
Molson Coors Brewing
1.450%, 07/15/2019	775	760
Mondelez International
1.831%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	450	451
Mondelez International Holdings Netherlands
1.988%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,905	1,913
Philip Morris International
1.736%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,662
Reynolds American
2.300%, 06/12/2018	645	645

		9,645

Energy — 2.6%
Anadarko Petroleum
8.700%, 03/15/2019	350	367
6.950%, 06/15/2019	235	245
Andeavor Logistics
5.500%, 10/15/2019	250	257
BP Capital Markets PLC
1.959%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.819%, VAR ICE LIBOR USD 3 Month+0.510%, 05/10/2018	$ 750	$ 750
Energy Transfer Partners
2.500%, 06/15/2018	750	750
Enterprise Products Operating LLC
1.650%, 05/07/2018	1,020	1,020
Phillips 66
3.098%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	366
Shell International Finance BV
1.660%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,170	1,175
1.375%, 05/10/2019	800	791
Statoil
1.772%, VAR ICE LIBOR USD 3 Month+0.460%, 11/08/2018	550	551
Total Capital International
1.839%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	400	401

		7,744

Financials — 27.7%
ABN AMRO Bank
1.994%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,145	1,149
AIG Global Funding
1.815%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	775	776
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	885	872
Alimentation Couche-Tard
2.589%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,070	1,071
American Express Credit
1.871%, VAR ICE LIBOR USD 3 Month+0.550%, 03/18/2019	300	301
American Express Credit MTN
1.875%, 11/05/2018	1,250	1,246
1.641%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	345	345
American Honda Finance MTN
2.140%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,290	1,298
1.700%, 02/22/2019	650	645
Australia & New Zealand Banking Group
1.875%, VAR ICE LIBOR USD 3 Month+0.560%, 05/15/2018	375	375
Bank of America
2.399%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	750	755

SEI Daily Income Trust / Quarterly Report / April 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.650%, 05/01/2018	$ 90	$ 90
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	637
2.523%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	408
2.205%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/2019	1,075	1,083
Bank of Montreal MTN
2.565%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,335	1,341
Bank of Nova Scotia
2.675%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	377
2.189%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,085	1,091
2.125%, 09/11/2019	765	758
Barclays Bank PLC
2.797%, VAR ICE LIBOR USD 3 Month+0.460%, 01/11/2021	905	907
BB&T MTN
1.971%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	350	351
1.816%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	402
Berkshire Hathaway
1.150%, 08/15/2018	400	399
BPCE MTN
2.535%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	254
Branch Banking & Trust
1.809%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	858
1.450%, 05/10/2019	590	583
Canadian Imperial Bank of Commerce
2.678%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,500
2.100%, 10/05/2020	1,075	1,049
1.836%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	980	984
Capital One
2.528%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	505
2.082%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	500	503
Capital One Financial
2.571%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	670	673
Citibank
1.810%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	775	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
2.119%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	$ 700	$ 703
Citizens Bank
2.514%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	704
2.127%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	550
1.856%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	551
Commonwealth Bank of Australia
1.952%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	754
Cooperatieve Rabobank
2.180%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	814
Credit Agricole MTN
2.287%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	963
Daimler Finance North America LLC
2.171%, VAR ICE LIBOR USD 3 Month+0.860%, 08/01/2018 (A)	400	401
2.083%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,345	1,354
1.500%, 07/05/2019 (A)	750	738
Danske Bank
1.896%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	600	603
Danske Bank MTN
2.527%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	502
Deutsche Bank NY
2.329%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	552
DNB Bank
1.705%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	550	551
European Investment Bank
1.000%, 06/15/2018	2,875	2,872
Fifth Third Bank
2.609%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	399
1.920%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,625	1,633
Ford Motor Credit LLC
3.565%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	356
2.350%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	750	757
2.220%, VAR ICE LIBOR USD 3 Month+0.900%, 06/15/2018	1,220	1,221

10	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.140%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	$ 500	$ 502
1.897%, 08/12/2019	350	345
General Motors Financial
2.289%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	454
Glencore Funding
LLC 2.500%, 01/15/2019 (A)	300	299
Goldman Sachs Group
2.485%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	533
2.481%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	760
2.117%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	2,040	2,056
HSBC Bank PLC
1.955%, VAR ICE LIBOR USD 3 Month+0.640%, 05/15/2018 (A)	1,100	1,100
Huntington National Bank
2.200%, 11/06/2018	1,510	1,507
1.827%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	652
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	295
ING Bank
2.025%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	300	302
ING Groep
3.452%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	409
Jackson National Life Global Funding
2.060%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	380
1.875%, 10/15/2018 (A)	400	399
JPMorgan Chase
3.088%, VAR ICE LIBOR USD 3 Month+0.840%, 03/22/2019	1,500	1,509
2.318%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	507
2.008%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	600	602
1.867%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	552
KeyBank
2.350%, 03/08/2019	250	249
2.125%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	758
Manufacturers & Traders Trust
2.630%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	1,000
2.483%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	454

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	$ 795	$ 779
Moody’s
1.666%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	540	540
Morgan Stanley
2.543%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	482
2.215%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	625	628
2.109%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	910	914
National Bank of Canada MTN
1.870%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,075	1,082
New York Life Global Funding
2.462%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	665	665
1.755%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	603
Nissan Motor Acceptance MTN
1.939%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	1,000	1,005
Orlando Health Obligated Group
2.278%, 10/01/2018	785	784
PNC Bank
2.612%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,051
2.245%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	502
1.450%, 07/29/2019	350	344
Protective Life Global Funding
1.722%, 04/15/2019 (A)	355	352
Prudential Financial MTN
2.095%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	750	751
Reckitt Benckiser Treasury Services PLC
1.888%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	550	549
Regions Bank
7.500%, 05/15/2018	600	601
Societe Generale MTN
2.415%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	700	703
Sumitomo Mitsui Banking
2.703%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
1.896%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	650	652
SunTrust Bank
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	446

SEI Daily Income Trust / Quarterly Report / April 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.910%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	$ 1,835	$ 1,845
Svenska Handelsbanken MTN
1.806%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	400	402
Synchrony Financial
2.541%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	607
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	1,420	1,410
Toronto-Dominion Bank MTN
2.203%, VAR ICE LIBOR USD 3 Month+0.840%, 01/22/2019	1,015	1,020
1.903%, VAR ICE LIBOR USD 3 Month+0.540%, 07/23/2018	400	400
1.450%, 08/13/2019	550	541
Toyota Motor Credit MTN
1.794%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	402
UBS
1.897%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	1,470	1,476
UBS MTN
4.750%, VAR USD Swap Semi 30/360 5 Year Curr+3.765%, 05/22/2023	750	750
1.949%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	450	452
US Bancorp MTN
1.767%, VAR ICE LIBOR USD 3 Month+0.400%, 04/25/2019	400	401
US Bank
1.400%, 04/26/2019	350	346
Volkswagen Group of America Finance LLC
1.785%, VAR ICE LIBOR USD 3 Month+0.470%, 05/22/2018 (A)	650	650
Wells Fargo
2.475%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	406
Wells Fargo MTN
1.966%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	650	655
Wells Fargo Bank
2.658%, VAR ICE LIBOR USD 3 Month+0.310%, 01/15/2021	880	880
Westpac Banking
1.963%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	325	326

		83,618

Health Care – 4.2%
AbbVie
1.800%, 05/14/2018	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aetna
1.700%, 06/07/2018	$ 2,010	$ 2,009
Amgen
2.261%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	452
1.629%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,035	1,037
Baxalta
2.103%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	2,200	2,201
Cardinal Health
2.090%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	775
Catholic Health Initiatives
2.600%, 08/01/2018	270	270
CVS Health
1.900%, 07/20/2018	350	350
Gilead Sciences
1.576%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,535	1,538
Province of Quebec Canada MTN
1.546%, VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	1,660	1,661
Teva Pharmaceutical Finance Netherlands III	1,340	1,302
1.700%, 07/19/2019
UnitedHealth Group
1.419%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		12,494

Industrials – 1.4%
Air Lease
2.125%, 01/15/2020	300	294
Caterpillar Financial Services MTN
1.603%, VAR ICE LIBOR USD 3 Month+0.280%, 03/22/2019	375	376
Fortive
1.800%, 06/15/2019	260	257
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	595	581
General Electric MTN
1.970%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	580	582
Honeywell International
1.658%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	803
John Deere Capital MTN
2.350%, 01/08/2021	445	437
PACCAR Financial MTN
1.300%, 05/10/2019	160	158

12	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Technologies
1.661%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	$ 600	$ 603

		4,091

Information Technology – 0.9%
DXC Technology
2.875%, 03/27/2020	400	397
eBay
3.229%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	806
Fidelity National Information Services
2.850%, 10/15/2018	600	601
Hewlett Packard Enterprise
3.273%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	160	161
2.100%, 10/04/2019 (A)	800	789

		2,754

Materials – 0.4%
Air Liquide Finance
1.375%, 09/27/2019 (A)	400	391
BP Capital Markets PLC
2.183%, VAR ICE LIBOR USD 3 Month+0.350%, 08/14/2018	870	871

		1,262

Telecommunications – 0.7%
AT&T
2.263%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	700	708
Verizon Communications
1.685%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,520	1,524

		2,232

Utilities – 1.7%
American Electric Power
2.150%, 11/13/2020	450	438
Connecticut Light & Power
5.650%, 05/01/2018	960	960
DTE Energy
1.500%, 10/01/2019	435	425
Emera US Finance
2.150%, 06/15/2019	165	163
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
2.598%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	1,255	1,257
1.625%, 10/07/2019	850	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern
1.550%, 07/01/2018	$ 300	$ 300
Southern Power
1.500%, 06/01/2018	715	714

		5,186

Total Corporate Obligations (Cost $130,597) ($ Thousands)		130,628

ASSET-BACKED SECURITIES – 26.7%
Automotive – 10.2%
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl A
2.720%, 03/10/2021 (A)	436	435
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	560	559
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl C
2.180%, 06/08/2020	162	162
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	775	777
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	232	231
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	155	154
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	86	85
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	59	59
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	163	162
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	912	909
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	449	446
CarMax Auto Owner Trust, Ser 2016-4, Cl A2
1.210%, 11/15/2019	171	170
Chesapeake Funding II LLC, Ser 2016-2A,Cl A2
2.234%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	481	483
Chesapeake Funding II LLC, Ser 2017-2A,Cl A1
1.990%, 05/15/2029 (A)	289	287

SEI Daily Income Trust / Quarterly Report / April 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	$ 348	$ 343
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.579%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	922	921
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	380	375
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.237%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,510	1,510
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	325	324
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	735	730
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	133	132
CPS Auto Receivables Trust, Ser 2016-A, Cl B
3.340%, 05/15/2020	366	367
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	69	69
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	122	121
CPS Auto Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	128	127
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (A)	119	119
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	499	492
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	250	246
DT Auto Owner Trust, Ser 2018-1A, Cl A
2.590%, 05/17/2021 (A)	480	478
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (A)	54	54
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	359	357
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	225	223
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	266	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (A)	$ 73	$ 73
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	108	108
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	100	100
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	323	321
Ford Credit Auto Owner Trust, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	139	139
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.834%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	1,250	1,252
Ford Credit Floorplan Master Owner Trust, Ser 2016-4, Cl A
1.764%, VAR LIBOR USD 1 Month+0.530%, 07/15/2020	290	290
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	444
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	41	41
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	413	412
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	592	589
GM Financial Automobile Leasing Trust, Ser 2016-1, Cl A3
1.640%, 07/20/2019	351	350
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	153	153
GM Financial Automobile Leasing Trust, Ser 2016-3, Cl A3
1.610%, 12/20/2019	800	796
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.734%, VAR LIBOR USD 1 Month+0.500%, 05/15/2020 (A)	2,874	2,875
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	143	143
Mercedes-Benz Auto Lease Trust, Ser 2016-B, Cl A2
1.150%, 01/15/2019	9	9

14	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	$ 395	$ 390
Prestige Auto Receivables Trust, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (A)	335	335
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	925	918
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	745	745
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,838	1,843
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	775	776
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	450	447
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	16	16
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	1,325	1,310
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	55	55
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	188	187
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	418	418
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	562	560
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A1
2.500%, 05/15/2019 (A)	1,100	1,100
Toyota Auto Receivables Owner Trust,Ser 2016-B, Cl A3
1.300%, 04/15/2020	70	70
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	117	116
United Auto Credit Securitization Trust, Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	375	374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	$ 300	$ 298
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	337	337
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	130	130
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	211	210
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	22	22

		30,925

Credit Card – 5.3%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
2.317%, VAR LIBOR USD 1 Month+0.420%, 05/17/2021	700	701
American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.267%, VAR LIBOR USD 1 Month+0.370%, 12/15/2021	1,000	1,003
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.889%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	210	210
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	302
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A1
1.689%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	800	803
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.297%, VAR LIBOR USD 1 Month+0.400%, 03/15/2023	735	739
Capital One Multi-Asset Execution Trust, Ser 2015-A7, Cl A7
1.450%, 08/16/2021	868	864
CARDS II Trust, Ser 2017-1A, Cl A
1.604%, VAR LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	865	866
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	492

SEI Daily Income Trust / Quarterly Report / April 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7
3.272%, VAR LIBOR USD 1 Month+1.375%, 05/20/2020	$3,000	$3,002
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.518%, VAR LIBOR USD 1 Month+0.280%, 05/26/2020	650	650
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
2.327%, VAR LIBOR USD 1 Month+0.430%, 09/10/2020	2,525	2,528
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.779%, VAR LIBOR USD 1 Month+0.540%, 09/15/2021	1,850	1,857
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	650	641
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	335	329
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	275	274
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.960%, VAR LIBOR USD 1 Month+0.720%, 05/26/2021 (A)	620	620

		15,881

Miscellaneous Business Services – 10.4%
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	506	496
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	59	58
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	569	568
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	492	502
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	450	450
Cent CLO 20, Ser 2017-20A, Cl AR
2.467%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	959	959
Cent CLO, Ser 2014-16A, Cl A1AR
2.420%, VAR ICE LIBOR USD 3 Month+1.250%, 08/01/2024 (A)	235	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2017-1A, Cl A1R
3.598%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	$485	$489
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	392	390
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	5	5
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	1,285	1,277
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	102	102
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
2.167%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	356	357
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	185	184
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021 (A)	262	261
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	260	260
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.547%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	407	407
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	315	315
Limerock CLO II, Ser 2017-2A, Cl AR
2.604%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	689	690
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.623%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	305	305
Magnetite VIII, Ser 2018-8A, Cl AR2
0.000%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)(C)	685	685
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	158	158
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	189	188
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	305	304
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	140	140
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	247	247

16	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	$117	$117
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	189	188
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.537%, VAR ICE LIBOR USD 1 Month+0.300%, 09/26/2022	41	41
Navient Student Loan Trust, Ser 2016-6A, Cl A1
1.718%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	82	83
New Residential Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	600	594
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.577%, VAR LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	938
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
2.217%, VAR LIBOR USD 1 Month+0.320%, 10/17/2022	1,225	1,226
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	160	159
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	337	335
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	21	20
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	360	355
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.489%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	500	500
OCP CLO, Ser 2016-2A, Cl A1R
2.715%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	370	371
OCP CLO, Ser 2017-8A, Cl A1R
3.203%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	500	500
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
2.424%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	260	260
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
2.439%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	740	740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.427%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	$215	$215
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	185	188
OZLM XII, Ser 2015-12A, Cl A1
2.761%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	395	396
Pretium Mortgage Credit Partners I, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	455	455
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	530	530
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	191	190
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	315	314
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.544%, VAR ICE LIBOR USD 3 Month+0.230%, 01/25/2023	14	14
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	191	191
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.404%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	389	388
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.434%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	306	305
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.424%, VAR ICE LIBOR USD 3 Month+0.110%, 07/27/2026	7	7
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	746	767
SLM Student Loan Trust, Ser 2008-9, Cl A
2.814%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	758	773
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	410	410
Sofi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	107	107
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	389	387

SEI Daily Income Trust / Quarterly Report / April 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	$253	$251
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
1.938%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	232	233
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,150	1,143
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	605	604
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.985%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	475	475
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	179	178
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	98	97
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	97	96
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	81	80
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	199	195
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	310	303
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	645	636
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	375	369
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	279	275
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.842%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	611	614
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	253	249
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	260	259
Utah State Board of Regents, Ser 2016-1, Cl A
1.987%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	348	349
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	835	828
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	365	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	$190	$186
Vibrant CLO III, Ser 2016-3A, Cl A1R
2.787%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	540	540
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	161	160
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	228	227
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	502	501

		31,305

Mortgage Related – 0.4%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.917%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	109	109
Aegis Asset-Backed-Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.957%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	188	188
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.237%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	1	1
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
2.257%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	112	112
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	687	692

		1,102

Non-Agency Mortgage-Backed Obligations – 0.3%
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	210	210
Holmes Master Issuer PLC, Ser 2018-1A, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.370%, 01/15/2019 (A)	695	695

		905

Other – 0.1%
Navient Student Loan Trust, Ser 2015-3, Cl A1
2.217%, VAR ICE LIBOR USD 1 Month+0.320%, 07/25/2030	104	104

18	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2004-8A, Cl A5 2.860%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	$232	$233

		337

Total Asset-Backed Securities (Cost $80,732) ($ Thousands)		80,455

MORTGAGE-BACKED SECURITIES — 11.2%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
5.000%, 06/01/2026	206	209
2.988%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.067%, 02/01/2030	49	52
2.949%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.096%, 02/01/2022	20	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl A1 2.746%, 12/25/2019	77	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl A1 2.917%, 08/25/2020	113	113
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1 1.573%, 01/25/2022	261	254
FHLMC REMIC, Ser 2003-2641, Cl KW 4.500%, 07/15/2018	43	43
FHLMC REMIC, Ser 2003-2643, Cl MJ 4.500%, 07/15/2018	17	17
FHLMC REMIC, Ser 2003-2644, Cl EB 4.500%, 07/15/2018	21	21
FNMA
6.000%, 01/01/2027	19	21
5.000%, 05/01/2019 to 03/01/2025	538	553
3.204%, VAR ICE LIBOR USD 6 Month+1.819%, 09/01/2024	48	49
3.199%, VAR ICE LIBOR USD 6 Month+1.774%, 09/01/2024	20	20
3.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	9	10
3.000%, 12/01/2030	1,417	1,407
2.961%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.061%, 05/01/2028	3	3
2.831%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.693%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.986%, 11/01/2023	$8	$8
2.375%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	5	5
1.900%, 10/01/2019	350	349
FNMA REMIC, Ser 1993-58, Cl H 5.500%, 04/25/2023	13	13
FNMA REMIC, Ser 2001-33, Cl FA 1.687%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	12	12
FNMA REMIC, Ser 2002-64, Cl FG 1.484%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	12	12
FNMA REMIC, Ser 2008-18, Cl HD 4.000%, 12/25/2018	1	1
FNMA REMIC, Ser 2011-24, Cl PC 4.000%, 10/25/2039	653	664
FNMA TBA 3.500%, 05/15/2027	850	860
FNMA, Ser 2011-M7, Cl A2 2.578%, 09/25/2018	96	96
FNMA, Ser KT01, Cl A 1.556%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	350	351
FNMA, Ser M13, Cl FA 2.222%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	419	420
FREMF Mortgage Trust, Ser K712, Cl C 3.477%, 05/25/2045 (A)(B)	315	315
FREMF Mortgage Trust, Ser 2011-K703, Cl B 5.045%, 07/25/2044 (A)(B)	750	749
FREMF Mortgage Trust, Ser 2012-K705, Cl C 4.301%, 09/25/2044 (A)(B)	415	415
FREMF Mortgage Trust, Ser 2014-K503, Cl C 3.071%, 10/25/2047 (A)(B)	210	207
FREMF Mortgage Trust, Ser K704, Cl B 4.691%, 10/25/2030 (A)(B)	355	356
FREMF Mortgage Trust, Ser K712, Cl B 3.477%, 05/25/2045 (A)(B)	120	120
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10 2.060%, 01/15/2022	76	75
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A 1.681%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	306	308
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A 1.681%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	232	232
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A 1.634%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	59	59

SEI Daily Income Trust / Quarterly Report / April 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A 1.637%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	$133	$133

		8,634

Miscellaneous Business Services — 1.5%
Apidos CLO XII, Ser 2018-12A, Cl AR 3.118%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	602
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2 3.311%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	649
KKR CLO 21, Ser 2018-21, Cl A 3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	465
Magnetite VII, Ser 2018-7A, Cl A1R2 3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	797
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1 2.750%, 01/25/2061 (A)(B)	518	509
Pretium Mortgage Credit Partners, Ser 2017 - NPL5, Cl A1 3.327%, 12/30/2032 (A)(B)	219	218
Voya CLO, Ser 2017-3A, Cl A1R 3.080%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	650	650
Z Capital Credit Partners CLO, Ser 2018-1A,
Cl A1R
3.298%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	600	600

		4,490

Non-Agency Mortgage-Backed Obligations — 6.8%
Angel Oak Mortgage Trust I LLC, Ser 2017-2,
Cl A1
2.478%, 07/25/2047 (A)(B)	250	245
Angel Oak Mortgage Trust LLC, Ser 2017-1,
Cl A1
2.810%, 01/25/2047 (A)(B)	71	70
Angel Oak Mortgage Trust LLC, Ser 2017-3,
Cl A1
2.708%, 11/25/2047 (A)(B)	206	204
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A 2.034%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	420	420
BAMLL Re-REMIC Trust, Ser 2015-FR11,
Cl A705
1.836%, 09/27/2044 (A)(B)	625	617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2 3.723%, 07/25/2035 (B)	$117	$109
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1 3.435%, 11/25/2035 (B)	13	12
BBCMS Mortgage Trust, Ser DELC, Cl A 2.089%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	802
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1 3.641%, 06/25/2035 (B)	59	60
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1 3.609%, 08/25/2035 (B)	126	129
BX Trust, Ser 2018-MCSF, Cl A 2.477%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	466
CGDBB Commercial Mortgage Trust, Ser BIOC, Cl A 2.029%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	450	452
CIM Trust, Ser 2017-7, Cl A 3.000%, 04/25/2057 (A)(B)	663	656
Citigroup Commercial Mortgage Trust, Ser GC11, Cl A2 1.987%, 04/10/2046	–	–
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1 3.500%, 02/25/2058 (A)(B)	373	373
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A 3.579%, 09/25/2034 (B)	25	25
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1 3.543%, 03/25/2036 (B)	110	102
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1 2.800%, 12/26/2046 (A)(B)	84	83
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3 3.750%, 12/26/2046 (A)(B)	233	233
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1 2.614%, 05/27/2047 (A)(B)	210	208
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1 2.930%, 02/25/2048 (A)(B)	282	281
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1 1.278%, 08/10/2046	39	39
Countrywide Home Loans, Ser 2004-29,
Cl 1A1
1.777%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	17	16

20	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
3.285%, 02/20/2036 (B)	$ 92	$ 84
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	91	90
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	181	176
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	228	226
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	265	265
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
1.953%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	747	733
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
4.637%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	53	53
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.888%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	131	133
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.697%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	575	619
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.337%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2028	73	73
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.437%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,685	1,697
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	49	49
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.047%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	378	380
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.601%, 11/19/2035 (B)	123	120
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	62	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser GC30, Cl A2
2.726%, 05/10/2050	$ 275	$ 272
GS Mortgage Securities Trust, Ser 500K, Cl A
2.597%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	415
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2 A1
3.836%, 07/25/2035 (B)	158	145
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.606%, 05/25/2037 (B)	140	121
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.997%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	46	45
Impac CMB Trust, Ser 2005-2, Cl 1 A1
1.757%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	49	48
Impac CMB Trust, Ser 2005-3, Cl A1
1.717%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	44	42
Impac CMB Trust, Ser 2005-5, Cl A1
1.877%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	36	34
Impac CMB Trust, Ser 2005-8, Cl 1A
1.757%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	118	113
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	97	97
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	645	646
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	238	238
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	361	361
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.139%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	875	875
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
2.684%, VAR LIBOR USD 1 Month+1.450%, 08/15/2027 (A)	575	575
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7 A1
3.601%, 08/25/2035 (B)	65	63
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1 A1
3.933%, 05/25/2037 (B)	90	85

SEI Daily Income Trust / Quarterly Report / April 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (B)	$ 4	$ 3
LSTAR Securities Investment, Ser 2017-7, Cl A
3.657%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	97	97
LSTAR Securities Investment, Ser 2017-8, Cl A
0.035%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	197	197
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
1.507%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	26	26
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.632%, 06/25/2037 (B)	123	102
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	212	208
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	167	164
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	187	187
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C16, Cl A2
2.849%, 06/15/2047	661	661
Morgan Stanley Capital I Trust, Ser STAR, Cl A1
2.084%, 08/05/2034 (A)	120	117
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	53	53
MortgageIT Trust, Ser 2005-5, Cl A1
1.497%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	144	143
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	319	323
OBX Trust, Ser 2018-1, Cl A2
2.527%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	107	107
Paragon Mortgages No. 12 PLC, Ser 2006- 12A, Cl A2C
1.402%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	90	86
Paragon Mortgages No. 15 PLC, Ser 2007- 15A, Cl A2C
1.466%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	217	210
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.679%, 07/27/2037 (B)	114	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.776%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	$ 14	$ 14
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(D)	540	537
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	605	605
Verus, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	217	217
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.941%, 03/25/2036 (B)	179	169
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.102%, 01/25/2035 (B)	54	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.328%, 07/25/2036 (B)	115	114
WFRBS Commercial Mortgage Trust, Ser LC14, Cl A2
2.862%, 03/15/2047	853	853
WFRBS Commercial Mortgage Trust, Ser UBS1, Cl A2
2.927%, 03/15/2046	648	648

		20,534

Total Mortgage-Backed Securities (Cost $34,004) ($ Thousands)		33,658

U.S. TREASURY OBLIGATIONS – 6.5%
U.S. Treasury Notes
2.125%, 08/31/2020	5,585	5,530
1.500%, 10/31/2019	6,945	6,851
1.375%, 06/30/2018	210	210
1.125%, 12/31/2019	7,185	7,031

Total U.S. Treasury Obligations (Cost $19,919) ($ Thousands)		19,622

MUNICIPAL BONDS – 4.0%
Arizona – 0.2%
Northern Arizona University, RB
5.020%, 08/01/2018	525	528

Arkansas – 0.3%
Garland County, RB
1.540%, 11/01/2018	965	962

22	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California – 0.5%
California State, GO Callable 10/01/2021 @ 100
2.663%, 04/01/2047 (E)	$ 775	$781
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	625	625

		1,406

Florida – 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	397

Idaho – 0.3%
Idaho State, Housing & Finance Association, Ser A. RB Callable 05/02/2018 @ 100
1.750%, 07/01/2041 (E)	1,000	1,000

Illinois – 0.1%
Illinois State, Finance Authority, RB 4.545%, 10/01/2018	310	312

Michigan – 0.2%
Genesee, GO
Callable 05/11/2018 @ 100 2.483%, 10/01/2019 (E)	524	524

New Hampshire – 0.5%
New Hampshire State, Business Finance Authority, Ser B, RB
Callable 04/30/2018 @ 100 1.850%, 11/01/2020 (E)	1,350	1,350

New Jersey – 0.7%
Gloucester County, Improvement Authority,
Ser B, RB 1.850%, 11/01/2018	810	807
Monmouth County, Improvement Authority,
RB 2.500%, 11/14/2019	715	712
New Jersey State, Economic Development
Authority, Ser Q, RB 2.421%, 06/15/2018	645	644

		2,163

New York – 0.5%
New York State, Housing Finance Agency,
Ser B, RB
Callable 04/30/2018 @ 100 1.800%, 11/01/2048 (E)(F)	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey,
Ser 208, RB 2.114%, 09/15/2018	$ 380	$380

		1,480

Pennsylvania – 0.1%
Pennsylvania State, Turnpike Commission,
Sub-Ser B, RB 1.760%, 12/01/2019	370	363

Wisconsin – 0.5%
Wisconsin, Housing & Economic Development Authority, RB
Callable 12/01/2018 @ 100 2.500%, 03/01/2019	675	675
Wisconsin State, Housing & Economic Development Authority, Ser F, RB
Callable 04/30/2018 @ 100 1.800%, 05/01/2030 (E)	900	900

		1,575

Total Municipal Bonds (Cost $12,082) ($ Thousands)		12,060

COMMERCIAL PAPER (D) – 1.5%
Credit Agricole 1.640%, 05/01/2018	2,700	2,700
Prudential Financial 1.800%, 05/03/2018	1,800	1,800

Total Commercial Paper (Cost $4,500) ($ Thousands)		4,500

CERTIFICATE OF DEPOSIT – 0.5%
Bank of Tokyo 1.630%, 07/06/2018	1,600	1,599

Total Certificate of Deposit (Cost $1,600) ($ Thousands)		1,599

SEI Daily Income Trust / Quarterly Report / April 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT(G) — 2.0%
BNP Paribas 1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $6,200,295 (collateralized by various GNMA, FNMA, and FMAC obligations, ranging in par value $1,000 - 9,824,717, 2.7350% - 4.500%, 4/1/2037 - 7/1/2047; with total market value $6,324,000)	$6,200	$6,200

Total Repurchase Agreement (Cost $6,200) ($ Thousands)		6,200

Total Investments in Securities -100.6% (Cost $304,218) ($ Thousands)		$303,321

A list of the open futures contracts held by the fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

U.S. 10-Year Treasury Note	(15)	Jun-2018	$(1,806)	$(1,794)	$12

U.S. 2-Year Treasury Note	24	Jun-2018	5,105	5,089	(16)

U.S. 5-Year Treasury Note	11	Jun-2018	1,255	1,249	(6)

U.S. Long Treasury Bond	(1)	Jun-2018	(144)	(144)	–

			$ 4,410	$ 4,400	$ (10)

Percentages are based on Net Assets of $301,627 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $96,230 ($ Thousands), representing 31.90% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Interest rate unavailable.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

(G)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Federal Mortgage Acceptance Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GMAC — General Motors Acceptance Corporation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$130,628	$–	$130,628
Asset-Backed Securities	–	80,455	–	80,455
Mortgage-Backed Securities	–	33,658	–	33,658
U.S. Treasury Obligations	–	19,622	–	19,622
Corporate Bonds	–	14,599	–	14,599
Municipal Bonds	–	12,060	–	12,060
Commercial Paper	–	4,500	–	4,500
Certificate of Deposit	–	1,599	–	1,599
Repurchase Agreement	–	6,200	–	6,200

Total Investments in Securities	$–	$303,321	$–	$303,321

24	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Ultra Short Duration Bond Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$12	$–	$–	$12
Unrealized Depreciation	(22)	–	–	(22)

Total Other Financial Instruments	$(10)	$–	$–	$(10)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

Amounts designated as “–“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES – 98.8%
Agency Mortgage-Backed Obligations – 98.4%
FHLMC
3.650%, 04/01/2030	$ 593	$ 582
FHLMC Multifamily Structured Pass Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	305	301
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	98	9
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	175	16
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	283	19
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	245	13
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	708	88
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	249	26
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	127	10
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	106	8
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	148	11
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	311	65
FHLMC REMIC, Ser 2017-4654, Cl KY
3.000%, 02/15/2047	650	597
FHLMC REMIC, Ser 2017-4656, Cl KB
3.000%, 02/15/2047	275	248
FNMA
8.000%, 07/01/2025 to 09/01/2028	26	27
7.000%, 08/01/2029 to 09/01/2032	53	55
6.500%, 09/01/2032	54	60
4.180%, 11/01/2028	1,636	1,734
3.590%, 09/01/2030	210	210
3.460%, 09/01/2037	425	412
3.390%, 09/01/2026	300	301
3.260%, 01/01/2027 to 06/01/2027	381	378
3.230%, 02/01/2027	147	146
3.130%, 02/01/2027	200	197
2.970%, 06/01/2027	197	192
2.960%, 01/01/2028	190	183
2.780%, 03/01/2027	300	288
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	285	28
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	3	4
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	9	10
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	162	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	$ 158	$ 15
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	334	30
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.453%, 04/25/2055 (A)	400	17
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	194	18
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	129	30
FNMA REMIC, Ser 2016-91, Cl PL
2.500%, 12/25/2046	325	279
FNMA REMIC, Ser 2017-42, Cl HL
3.000%, 06/25/2047	875	801
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	708	709
GNMA
10.000%, 10/15/2018 to 09/15/2019	1	1
9.500%, 09/15/2020 to 10/15/2020	5	5
9.000%, 10/15/2019 to 05/15/2022	23	23
8.000%, 10/15/2020 to 03/15/2032	163	176
7.750%, 10/15/2026	21	23
7.500%, 02/15/2027 to 10/15/2035	153	171
7.250%, 01/15/2028	34	36
7.000%, 04/15/2019 to 11/15/2033	1,454	1,628
6.750%, 11/15/2027	9	10
6.500%, 10/15/2023 to 10/15/2038	449	509
6.000%, 12/15/2027 to 12/15/2040	1,049	1,171
5.500%, 01/15/2033 to 02/15/2041	1,155	1,277
5.000%, 05/01/2033 to 01/20/2045	2,911	3,129
4.500%, 08/15/2033 to 02/20/2048	4,570	4,793
4.000%, 03/20/2040 to 03/20/2048	11,683	11,683
3.875%, 05/15/2042	1,209	1,236
3.500%, 03/20/2041 to 01/20/2048	13,599	13,642
3.000%, 10/15/2042 to 05/20/2046	6,456	6,314
2.500%, 07/20/2045 to 12/20/2046	2,067	1,954
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	223	247
GNMA TBA
4.500%, 06/01/2039 to 05/01/2040	1,425	1,477
4.000%, 05/15/2045	2,000	2,046
3.000%, 05/01/2043	3,455	3,368
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	464	118
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	387	95
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	191	166
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	597	125
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	166	19

26	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	$ 359	$ 34
GNMA, Ser 2012-84, Cl QN
2.500%, 07/16/2042	575	489
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	274	259
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	98	16
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	124	28
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	198	191
GNMA, Ser 2014-115, Cl KZ
3.000%, 08/20/2044	195	180
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	986	97
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	348	32
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	1,512	156
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	749	114
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	771	168
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	784	151
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	831	87
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	251	31
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	235	55
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	65	61
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	569	115
GNMA, Ser 2016-123, Cl LM
3.000%, 09/20/2046	375	349
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	209	19
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	851	821
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	623	142
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	761	714
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	412	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	$ 320	$ 74
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	935	93
GNMA, Ser 2017-176, Cl CM
2.500%, 11/20/2047	141	112
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	101	84
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	118	29
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	397	89
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	206	177
GNMA, Ser 2017-80, Cl AZ
3.000%, 05/20/2047	154	134
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	577	116
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	573	563

		69,411

Non-Agency Mortgage-Backed Obligations – 0.4%
STRU, Ser BA-9875
3.000%, 02/01/2048	275	265

Total Mortgage-Backed Securities (Cost $70,660) ($ Thousands)		69,676

REPURCHASE AGREEMENT(B) – 2.0%
Deutsche Bank 1.730%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $1,400,067 (collateralized by U.S. Treasury obligation, par value $1,460,000, 0.000%, 04/25/2019; with total market value $1,428,054)	1,400	1,400

Total Repurchase Agreement (Cost $1,400) ($ Thousands)		1,400

Total Investments in Securities – 100.8%
(Cost $72,060) ($ Thousands)		$ 71,076

	Contracts
WRITTEN OPTIONS* – 0.0%
Total Written Options(C)
(Premiums Received $15) ($ Thousands)	(30)	$ (15)

SEI Daily Income Trust / Quarterly Report / April 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

GNMA Fund (Continued)

A list of the open option contracts held by the Fund at April 30, 2018 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS – 0.0%
Put Options
U.S. 10 Year Future Option*	(15)	$(1,794)	$119.25	05/19/18	$(5)

Call Options
U.S. 10 Year Future Option*	(15)	(1,795)	119.25	05/19/18	(10)

Total Written Options		$(3,589)			$(15)

A list of the open futures contracts held by the fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	18	Jun-2018	$2,149	$2,153	$4
U.S. 2-Year Treasury Note	(1)	Jun-2018	(212)	(212)	–
U.S. 5-Year Treasury Note	26	Jun-2018	2,955	2,951	(4)
U.S. Long Treasury Bond	(1)	Jun-2018	(144)	(144)	–
Ultra 10-Year U.S. Treasury Note	(12)	Jun-2018	(1,536)	(1,535)	1

			$3,212	$3,213	$1

*	Non-income producing security.

Percentages are based on Net Assets of $70,493 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Tri-Party Repurchase Agreement.

(C)	Refer to table below for details on Options Contracts.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only – face amount represents notional amount.

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$69,676	$–	$69,676
Repurchase Agreement	–	1,400	–	1,400

Total Investments in Securities	$–	$71,076	$–	$71,076

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Written Options	$(15)	$–	$–	$(15)
Unrealized Appreciation	5	–	–	5
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	$(14)	$–	$–	$(14)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

Amounts designated as “–“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

28	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES – 61.1%
Agency Mortgage-Backed Obligations – 61.1%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$ 6,734	$ 7,016
4.000%, 06/01/2044	462	472
3.000%, 11/01/2036 to 12/01/2046	4,625	4,643
2.916%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.307%, 06/01/2024	12	13
2.879%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.243%, 06/01/2024	13	13
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 09/01/2020	3	3
2.758%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.257%, 07/01/2024	7	8
2.704%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.247%, 04/01/2029	16	16
2.696%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.220%, 05/01/2024	12	12
2.685%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 04/01/2019	1	1
2.614%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.187%, 12/01/2023	440	456
2.604%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.135%, 02/01/2019	1	1
2.500%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.000%, 07/01/2018 to 11/01/2020	2	2
2.499%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 05/01/2019	2	2
2.488%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.111%, 12/01/2023	39	41
2.435%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.185%, 03/01/2019	1	1
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	326	367
FHLMC REMIC, Ser 2003-2571, Cl FY
1.517%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	5,124	5,223
FHLMC REMIC, Ser 2006-3148, Cl CF
0.924%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	227	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2006-3174, Cl FA
0.835%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	$ 1,460	$ 1,459
FHLMC REMIC, Ser 2006-3219, Cl EF
1.167%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	3,095	3,094
FHLMC REMIC, Ser 2007-3339, Cl HF
1.287%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	4,035	4,063
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,961	2,033
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	114	112
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	717	66
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	1,253	112
FHLMC REMIC, Ser 2012-4030, Cl FD
1.117%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	12,941	12,931
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	2,074	142
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,831	94
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	1,727	138
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	2,029	209
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	917	71
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,075	139
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	720	58
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	2,148	187
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	1,204	92
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	1,102	116
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	4,047	442
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	13,363	13,099
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,605	329
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,936	1,905
FHLMC REMIC, Ser 3153, Cl FX
0.874%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	86	86

SEI Daily Income Trust / Quarterly Report / April 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	$3,828	$376
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	5,990	5,943
FHLMC, Ser KGRP, Cl A
0.914%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	3,644	3,651
FNMA
7.000%, 06/01/2037	6	7
6.500%, 05/01/2026 to 01/01/2036	168	188
6.000%, 02/01/2023 to 09/01/2024	1,567	1,636
5.500%, 10/01/2018 to 06/01/2038	421	455
5.300%, 07/01/2019	261	264
5.240%, 07/01/2019	616	628
5.000%, 03/01/2019 to 08/01/2019	15	15
4.545%, 02/01/2020	744	765
4.500%, 08/01/2021 to 05/15/2045	2,480	2,714
4.448%, 01/01/2021	2,981	3,059
4.382%, 04/01/2021	4,706	4,852
4.330%, 04/01/2021 to 07/01/2021	3,758	3,894
4.302%, 07/01/2021	425	439
4.295%, 06/01/2021	3,533	3,655
4.230%, 01/01/2021	4,473	4,603
4.210%, 07/01/2020	662	678
4.070%, 04/01/2019	1,120	1,132
4.066%, 07/01/2020	2,500	2,554
4.050%, 01/01/2021	1,000	1,025
4.040%, 06/01/2021	11,070	11,369
4.010%, 08/01/2021	1,018	1,045
4.000%, 05/01/2026 to 04/01/2042	2,653	2,723
3.990%, 07/01/2021	223	229
3.980%, 07/01/2021 to 08/01/2021	8,916	9,146
3.970%, 06/01/2021	1,908	1,955
3.890%, 10/01/2023	851	873
3.880%, 12/01/2020	88	90
3.870%, 01/01/2024	845	871
3.850%, 01/01/2024	566	582
3.840%, 08/01/2021	6,601	6,759
3.830%, 07/01/2021	377	386
3.810%, 11/01/2023	93	96
3.800%, 01/01/2023	1,885	1,918
3.793%, 12/01/2020	6,411	6,539
3.770%, 09/01/2021	100	102
3.765%, 12/01/2025	7,800	8,027
3.750%, 06/01/2022 to 09/01/2023	3,242	3,316
3.739%, 06/01/2018	335	334
3.730%, 07/01/2022	2,511	2,562
3.700%, 11/01/2020	816	831
3.650%, 11/01/2021 to 08/01/2023	3,498	3,565
3.620%, 09/01/2020	6,791	6,894
3.590%, 10/01/2020	180	183
3.580%, 12/01/2020	877	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.510%, 11/01/2021	$1,065	$1,081
3.500%, 02/01/2045	3,044	3,031
3.490%, 12/01/2020	6,266	6,345
3.470%, 11/01/2020	157	159
3.400%, 03/01/2022	3,556	3,588
3.330%, 10/01/2020	1,744	1,760
3.265%, 01/01/2022	898	902
3.260%, 12/01/2020	562	566
3.250%, 12/01/2021	1,246	1,255
3.230%, 11/01/2020	3,112	3,133
3.150%, 01/01/2027	1,495	1,473
3.070%, 06/01/2027	970	949
3.017%, 04/01/2022	270	268
3.000%, 05/25/2026 to 03/01/2031	939	936
2.960%, 01/01/2027	1,273	1,239
2.940%, 06/01/2022	690	687
2.930%, 05/01/2022 to 01/01/2027	6,365	6,166
2.880%, 07/01/2020 to 12/01/2027	5,184	5,061
2.830%, 06/01/2022	177	175
2.740%, 04/01/2022	173	171
2.733%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.244%, 08/01/2029	147	152
2.705%, VAR ICE LIBOR USD 6 Month+1.819%, 09/01/2024	227	233
2.693%, VAR US Treas Yield
Curve Rate T Note Const Mat 1 Yr+2.061%, 05/01/2028	13	13
2.630%, 02/01/2019	4,435	4,424
2.593%, VAR ICE LIBOR USD 6 Month+1.597%, 08/01/2027	84	85
2.580%, 08/01/2022	2,200	2,151
2.540%, 03/01/2023	636	619
2.450%, 11/01/2022	400	388
2.410%, 07/01/2021	142	138
2.360%, 04/01/2022	4,600	4,465
2.329%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.875%, 12/01/2029	62	63
2.250%, 10/01/2022	3,900	3,756
2.230%, 11/01/2023	4,486	4,266
2.220%, 10/01/2022	2,196	2,111
2.150%, 05/01/2022	4,668	4,499
2.110%, 01/01/2020	3,730	3,698
2.050%, 11/01/2023	1,289	1,220
1.970%, 11/01/2023	12,735	11,958
1.750%, 04/01/2019 to 06/01/2020	8,199	8,018
1.690%, 12/01/2019	2,000	1,962
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	2,626	2,459
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	2,139	214

30	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 1992-61, Cl FA
1.175%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	$ 27	$ 27
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	11	12
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	6	6
FNMA REMIC, Ser 1994-77, Cl FB
2.025%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	2	2
FNMA REMIC, Ser 2002-53, Cl FK
0.925%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	55	55
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	45	44
FNMA REMIC, Ser 2006-76, Cl QF
0.925%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	424	424
FNMA REMIC, Ser 2006-79, Cl DF
0.875%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	360	360
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	481	519
FNMA REMIC, Ser 2007-64, Cl FB
0.895%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,646	2,650
FNMA REMIC, Ser 2008-16, Cl FA
1.225%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	2,413	2,449
FNMA REMIC, Ser 2009-110, Cl FD
1.741%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	7,581	7,706
FNMA REMIC, Ser 2009-112, Cl FM
1.741%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	4,711	4,777
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,901	1,979
FNMA REMIC, Ser 2010-56, Cl AF
1.541%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	5,143	5,175
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	2,118	218
FNMA REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	654	66
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	7,269	709
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	520	54
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	1,323	135
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	3,009	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	$ 1,141	$ 110
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	3,381	291
FNMA REMIC, Ser 2013-121, Cl FA
2.297%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	34,662	34,757
FNMA REMIC, Ser 2013-130, Cl FQ
0.734%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	6,448	6,398
FNMA REMIC, Ser 2013-5, Cl YI, IO
3.000%, 02/25/2028	2,716	244
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.949%, 08/25/2044 (A)	5,256	199
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.453%, 04/25/2055 (A)	3,206	139
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.042%, 06/25/2055 (A)	4,013	172
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,858	2,836
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	15,993	15,747
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	678	77
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,269	200
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	1,511	141
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	1,031	241
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	2,393	560
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	6,955	6,969
FNMA TBA
6.000%, 05/01/2032	2,200	2,436
3.500%, 05/15/2045	900	894
FNMA, Ser KT01, Cl A
1.349%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	11,090	11,124
FNMA, Ser M13, Cl FA
2.222%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	3,318	3,328
FNMA, Ser M5, Cl FA
1.494%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	4,618	4,635
FNMA, Ser M5, Cl A2
3.560%, 09/25/2021 (A)	9,000	9,143
GNMA
6.500%, 08/15/2037 to 02/20/2039	275	308
6.000%, 09/15/2019 to 06/15/2041	6,583	7,376
5.500%, 10/15/2034 to 02/15/2041	2,538	2,756

SEI Daily Income Trust / Quarterly Report / April 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 09/15/2039 to 04/15/2041	$1,529	$1,636
4.000%, 07/15/2041 to 03/20/2047	3,255	763
GNMA TBA
6.000%, 04/30/2035	1,600	1,781
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	3,818	973
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,530	377
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	3,318	3,305
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	4,819	1,013
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	1,315	154
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	4,633	4,336
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	810	134
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	920	209
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,545	156
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	385	88
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,663	350
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	4,294	4,170
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	471	42
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	670	62
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	3,027	460
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	370	71
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,960	243
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,614	377
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	624	589
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	1,484	132
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	3,328	759
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	3,297	446
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	2,534	585
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	6,569	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	$946	$230
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	3,067	730
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,881	648
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,743	368
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	4,707	945

Total Mortgage-Backed Securities (Cost $442,090) ($ Thousands)		434,622

U.S. TREASURY OBLIGATIONS – 20.6%
U.S. Treasury Inflation Indexed Bonds	45,636	47,443
0.625%, 01/15/2026
U.S. Treasury Notes	23,725	23,176
2.000%, 10/31/2021
1.625%, 07/31/2020	30,005	29,406
1.500%, 07/15/2020	47,246	46,202

Total U.S. Treasury Obligations (Cost $148,568) ($ Thousands)		146,227

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.2%
FHLMC
1.375%, 05/01/2020	48,663	47,555
FNMA
1.500%, 07/30/2020	32,700	31,913

Total U.S. Government Agency Obligations (Cost $81,177) ($ Thousands)		79,468

REPURCHASE AGREEMENTS(B) – 1.6%
BNP Paribas
1.710%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,300,252 (collateralized by various GNMA, FMAC and FNMA obligation, ranging in par value $1,075
- 2,105,000, 2.375%-7.500%, 1/1/2036
- 11/1/2047; with total market value
$5,406,000)	5,300	5,300

32	SEI Daily Income Trust / Quarterly Report / April 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank
1.730%, dated 4/30/2018, to be repurchased on 5/1/2018, repurchase price $5,800,279 (collateralized by FNMA and FHLB obligations, ranging in par value $3,193,000 - 3,710,000, 0.000% - 3.130%, 7/15/2027 - 10/30/2029; with total market value $5,916,596)	$5,800	$5,800

Total Repurchase Agreements (Cost $11,100) ($ Thousands)		11,100

Total Investments in Securities — 94.5% (Cost $682,935) ($ Thousands)		$671,417

	Contracts
WRITTEN OPTIONS* – 0.0%
Total Written Options(C) (Premiums Received $88) ($ Thousands)	(174)	$(84)

A list of the open option contracts held by the Fund at April 30, 2018 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS – 0.0%
Put Options
U.S. 10 Year Future Option*	(87)	$(10,407)	$119.25	05/19/18	$(26)

Call Options
U.S. 10 Year Future Option*	(87)	(10,408)	119.25	05/19/18	(58)

Total Written Options		$(20,815)			$(84)

A list of the open futures contracts held by the fund at April 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(719)	Jun-2018	$(86,681)	$(86,010)	$671
U.S. 2-Year Treasury Note	1,221	Jun-2018	259,353	258,909	(444)
U.S. 5-Year Treasury Note	(217)	Jun-2018	(24,759)	(24,631)	128
Ultra 10-Year U.S. Treasury Note	(170)	Jun-2018	(21,757)	(21,741)	16

			$126,156	$126,527	$371

*	Non-income producing security.

Percentages are based on Net Assets of $710,547 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Tri-Party Repurchase Agreement.

(C)	Refer to table below for details on Options Contracts.

SEI Daily Income Trust / Quarterly Report / April 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2018

Short Duration Government Fund (Continued)

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FHLB – Federal Home Loan Bank

FMAC – Federal Mortgage Acceptance Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE– Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

LIBOR – London Interbank Offered Rate

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

USD – United States Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$434,622	$–	$434,622
U.S. Treasury Obligations	–	146,227	–	146,227
U.S. Government Agency Obligations	–	79,468	–	79,468
Repurchase Agreements	–	11,100	–	11,100

Total Investments in Securities	$–	$671,417	$–	$671,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Written Options	$(84)	$–	$–	$(84)
Unrealized Appreciation	815	–	–	815
Unrealized Depreciation	(444)	–	–	(444)

Total Other Financial Instruments	$287	$–	$–	$287

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 investments.

Amounts designated as “–“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

34	SEI Daily Income Trust / Quarterly Report / April 30, 2018

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: June 26, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: June 26, 2018